Taxes - Components of deferred tax assets (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Components of deferred tax assets
Net operating loss carryforwards	$ 287,186	$ 257,850
Allowance for doubtful accounts	29,209	15,674
Valuation allowance on net operating loss	(287,186)	(257,850)
Total	29,209	$ 15,674
Deferred tax liabilities:
Accelerated depreciation of equipment	97,249
Total	$ 97,249